The Hartford Municipal Opportunities Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	1.16%	2.27%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.32%)	(0.01%)	1.75%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.04%	0.54%	1.89%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.23%)	0.05%	1.79%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	0.21%	1.50%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.53%	1.17%	2.50%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.72%	1.20%	2.51%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.79%	1.30%	2.57%

[1]	Class Y shares commenced operations on May 31, 2018 and performance prior to that date is that of the Fund’s Class I shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.